Note 10 (Detail) (USD $)	Jul. 31, 2012	Oct. 31, 2011
Letters of Credit Outstanding, Amount	$ 32,300,000	$ 54,100,000
Minimum [Member] | Reference Rate [Member] | Chase Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	1.625%
Minimum [Member] | Reference Rate [Member] | Customers Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.50%
Minimum [Member] | Reference Rate [Member] | Credit Suisse Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	0.74%
Minimum [Member] | Spread [Member] | Chase Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	2.50%
Minimum [Member] | Spread [Member] | Customers Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.00%
Minimum [Member] | Spread [Member] | Credit Suisse Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.75%
Maximum [Member] | Spread [Member] | Chase Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.00%
Maximum [Member] | Spread [Member] | Customers Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	5.50%
Maximum [Member] | Spread [Member] | Credit Suisse Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	4.00%
Letters of Credit Collateral [Member]
Cash Collateral for Borrowed Securities	32,800,000	57,700,000
Through November 1 [Member] | Chase Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	75,000,000
After November 1 [Member] | Chase Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	50,000,000
Chase Master Repurchase Agreement [Member]
Warehouse Agreement Borrowings	56,200,000
Customers Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	37,500,000
Warehouse Agreement Borrowings	22,000,000
Credit Suisse Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000,000